Initial Public Offering	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Initial Public Offering [Abstract]
INITIAL PUBLIC OFFERING

NOTE 3. INITIAL PUBLIC OFFERING

On December 28, 2020, the Company sold 17,500,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one share of common stock, par value $0.0001 per share, one redeemable warrant (the “Public Warrants”) and one right (the “Rights”). Each Public Warrant entitles the holder thereof to purchase one-half (1/2) of a share of common stock at a price of $11.50 per whole share. Each Right entitles the holder thereof to receive one-twentieth (1/20) of a share of common stock upon consummation of an initial Business Combination.

On December 30, 2020, the Company sold 2,625,000 Over-Allotment Units pursuant to the underwriters’ full exercise of the over-allotment option (see Note 7), generating aggregate of gross proceeds of $26,250,000.

NOTE 4. INITIAL PUBLIC OFFERING

On December 28, 2020, the Company sold 17,500,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one share of common stock, par value $0.0001 per share, one redeemable warrant (the “Public Warrants”) and one right (the “Rights”). Each Public Warrant entitles the holder thereof to purchase one-half (1/2) of a share of common stock at a price of $11.50 per whole share. Each Right entitles the holder thereof to receive one-twentieth (1/20) of a share of common stock upon consummation of an initial Business Combination.

On December 30, 2020, the Company sold 2,625,000 Over-Allotment Units pursuant to the underwriters’ full exercise of the over-allotment option (see Note 7), generating aggregate of gross proceeds of $26,250,000.